Borrowings - US$ CONVERTIBLE BOND (Details) R / shares in Units, $ / shares in Units, R in Millions									1 Months Ended			12 Months Ended
	Oct. 19, 2020 USD ($)	Sep. 11, 2020 USD ($) shares	Oct. 21, 2019 ZAR (R)	Apr. 11, 2019 USD ($)	Apr. 11, 2019 ZAR (R)	Sep. 19, 2018 USD ($)	Sep. 11, 2018 USD ($)	Sep. 19, 2017 USD ($) $ / shares	Oct. 31, 2020 ZAR (R)	Oct. 19, 2020 shares	Jul. 31, 2018 USD ($)	Dec. 31, 2020 ZAR (R) item R / shares shares	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2016 USD ($)	Sep. 18, 2020 USD ($)	Sep. 12, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Shares issued upon conversion of debt | shares												248,040,000
Deferred revenue advance received			R 1,100.0	$ 125,000,000	R 1,750.0						$ 500,000,000	R 770.6	R 2,859.3	R 6,555.4
Accrued interest and unwinding of amortised cost												393.2	374.4	538.3
Shares issued upon conversion of convertible bond												12,573.2
Balance at beginning of period												23,736.2	24,504.7	25,649.5
Loans raised												16,289.2	18,981.7	17,130.2
Loans repaid												18,335.1	22,008.3	21,231.5
Bond converted into shares												(5,578.2)
Accrued interest paid												(866.3)	(777.7)	(907.2)
Interest charge												1,289.9	1,444.9	1,572.5
Unwinding of amortised cost												393.2	374.4	538.3
Gain on derecognition of borrowings														(179.7)
Foreign currency translation												(2,150.2)	779.9	(3,367.2)
Balance at end of period												18,382.6	23,736.2	24,504.7
Balance at beginning of the year												4,144.9	408.9	1,093.5
(Gain)/loss on financial instruments												2,450.3	6,015.1	(1,704.1)
Loss on settlement of convertible bond												1,506.7
Gain on derecognition of derivative financial instruments														(50.3)
Gain on foreign exchange differences												R 255.0	(325.5)	(1,169.1)
Balance at end of the year													4,144.9	408.9
BTT streaming revenue
Disclosure of detailed information about borrowings [line items]
Deferred revenue advance received | $						$ 500,000,000									$ 50,000,000
US 450 Million Convertible Bond [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $		$ 200,000					$ 66,000,000	$ 450,000,000								$ 383,000,000	$ 384,000,000
Bond purchase price | $	$ 800,000						$ 50,000,000
Shares issued upon conversion of debt | shares		127,967								247,912,467		248,040,000
Coupon rate (as a percent)												1.875%
Debt term												6 years
Conversion premium												35.00%
Weighted average share price | $ / shares								$ 1.2281
Initial conversion price | $ / shares								$ 1.6580
Accrued interest and unwinding of amortised cost												R 186.8	196.8	185.8
Number of bonds settled | item												1,916.0
Shares issued upon conversion of convertible bond									R 12,573.2			R 12,573.2
Balance at beginning of period												4,578.6	4,496.6
Loans repaid									R 13.2			13.2		745.2
Bond converted into shares												(5,578.2)
Interest charge												94.2	105.0	105.9
Unwinding of amortised cost												186.8	196.8	185.8
Gain on derecognition of borrowings														(50.9)
Balance at end of period													4,578.6	4,496.6
Balance at beginning of the year												4,144.9	408.9
(Gain)/loss on financial instruments												70.2	3,911.5	(678.1)
Settlement of derivative financial instrument												(6,995.0)
Loss on settlement of convertible bond												1,506.7
Gain on foreign exchange differences												1,273.2	(175.5)	43.8
Balance at end of the year													4,144.9	408.9
US 450 Million Convertible Bond [Member] | Financial liabilities not measured at fair value
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period												4,578.6	4,496.6	4,357.1
Accrued interest paid												(124.7)	(105.5)	(111.7)
Balance at end of period													4,578.6	4,496.6
Gain on foreign exchange differences												R 856.5	R (114.3)	R 755.6
US 450 Million Convertible Bond [Member] | Maximum
Disclosure of detailed information about borrowings [line items]
Weighted average share price | R / shares												R 51.5
US 450 Million Convertible Bond [Member] | Minimum
Disclosure of detailed information about borrowings [line items]
Weighted average share price | R / shares												R 46.5